Income Taxes (Schedule of Reconciliation of Federal Statutory Income Tax Rate) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
Provision at Federal statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal benefit	2.20%	4.70%	1.80%
Foreign tax rate differential	(2.50%)	(3.30%)	(3.80%)
Nondeductible/nontaxable items	0.60%	0.20%	1.60%
Deferred state tax rate adjustment	0.40%	(0.50%)	1.50%
Change in measurement of an uncertain tax position	2.40%	1.30%	0.00%
Valuation allowances	(0.60%)	(2.30%)	(3.10%)
Unremitted foreign earnings	(0.10%)	13.90%	0.00%
Other	(1.00%)	2.60%	1.60%
Effective income tax rate	36.40%	51.60%	34.60%
Income tax expense on sale	$ 552.1	$ 624.6	$ 401.6